UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811 22875

The Pennant 504 Fund

(Exact name of registrant as specified in charter)

11270 West Park Place, Suite 1025
Milwaukee, WI 53224

(Address of principal executive offices) (Zip code)

Mark A. Elste
The Pennant 504 Fund
11270 West Park Place, Suite 1025
Milwaukee, WI 53224

(Name and address of agent for service)

Registrant's telephone number, including area code: 414.359.1044

Date of fiscal year end: June 30

Date of reporting period: July 1, 2013 June 30, 2014

Form N PX is to be used by a registered management investment company, other than a small business investment company registered on Form N 5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1 4 thereunder (17 CFR 270.30b1 4). The Commission may use the information provided on Form N PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549 0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

There were no matters related to a portfolio security considered at any shareholder meeting held during the period from July 1, 2013 to June 30, 2014 with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   The Pennant 504 Fund

By (Signature and Title)
/s/ Mark A. Elste
Mark A. Elste, President
(Principal Executive Officer)
Date	August 21, 2014